Equity (Details) - Schedule of Bank’s Debts, both Current and Non-Current - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Bank’s Debts, both Current and Non-Current [Line Items]
Current	$ 0	$ 0
Non-current	629,468	693,382
Total	629,468	693,382
Perpetual bonds
Schedule of Bank’s Debts, both Current and Non-Current [Line Items]
Current	0	0
Non-current	629,468	693,382
Total	$ 629,468	$ 693,382